Stockholders Equity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrant
Expected term	5 years	5 years
Expected dividend yield	0.00%	0.00%
Weighted Average Grant Price, Beginning Balance	$ 0.50	$ 0
Weighted Average Grant Price, Granted		0.50
Weighted Average Grant Price, Ending Balance	$ 0.32	$ 0.50	$ 0
Warrant | Bottom [Member]
Expected average volatility	49.00%	239.00%
Risk-free interest rate	3.99%	3.79%
Warrant | Top [Member]
Expected average volatility	57.50%	251.00%
Risk-free interest rate	4.29%	4.30%
Restricted Stock Awards
Restricted Shares Outstanding, Beginning Balance	5,000,000	70,000,000	70,000,000
Restricted Shares, Cancelled		(65,000,000)
Restricted Shares, Granted		0	0
Restricted Shares, Vested		0	0
Restricted Shares, Forfeited		0	0
Restricted Shares Outstanding, Ending Balance		5,000,000	70,000,000
Weighted Average Grant Price, Beginning Balance	$ 0.03	$ 0.03	$ 0.03
Weighted Average Grant Price, Granted		0	0
Weighted Average Grant Price, Cancelled		0.03	0
Weighted Average Grant Price, Vested		0	0
Weighted Average Grant Price, Ending Balance		$ 0.03	$ 0.03